Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MoA Funds CORP
Entity Central Index Key	0000795259
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000025733
Shareholder Report [Line Items]
Fund Name	MoA Equity Index Fund
Trading Symbol	MAEIX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Equity Index Fund	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 17.68%, compared to 17.88% for the S&P 500® Index.

  Performance was primarily driven by favorable economic and market conditions.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Equity Index Fund	S&P 500 Index
2015	10,000	10,000
2016	11,178	11,196
2017	13,592	13,640
2018	13,000	13,042
2019	17,053	17,149
2020	20,154	20,304
2021	25,903	26,132
2022	21,175	21,399
2023	26,706	27,025
2024	33,337	33,786
2025	39,232	39,827

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Equity Index Fund	17.68%	14.25%	14.65%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,173,800,926
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 4,367,760
InvestmentCompanyPortfolioTurnover	2.55%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,173,800,926 Number of Portfolio Holdings511 Portfolio Turnover Rate2.55% Investment Advisory Fees Paid$4,367,760
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Technology	32.2%
Communications	16.8%
Financial	14.0%
Consumer, Non-cyclical	13.8%
Consumer, Cyclical	8.1%
Industrial	7.4%
Energy	2.8%
Utilities	2.2%
Other	2.7%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc.	1.6%
JPMorgan Chase & Co.	1.5%

Material Fund Change [Text Block]
C000025740
Shareholder Report [Line Items]
Fund Name	MoA All America Fund
Trading Symbol	MAAKX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA All America Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA All America Fund	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 11.96%, compared to 17.15% for the Russell 3000® Index.

  Performance was primarily driven by favorable economic and market conditions and the strategic allocations of the Fund,  a portion of which is actively managed and a portion that is passively managed.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  A long-term view and potential overall portfolio diversification benefits, which include holding companies of various market capitalizations, should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA All America Fund	Russell 3000 Index
2015	10,000	10,000
2016	11,138	11,274
2017	13,281	13,656
2018	12,201	12,940
2019	15,637	16,954
2020	18,289	20,495
2021	23,239	25,754
2022	19,126	20,808
2023	23,015	26,209
2024	27,415	32,448
2025	30,694	38,012

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA All America Fund	11.96%	10.91%	11.87%
Russell 3000 Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 296,419,036
Holdings Count | Holding	671
Advisory Fees Paid, Amount	$ 1,188,228
InvestmentCompanyPortfolioTurnover	20.64%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$296,419,036 Number of Portfolio Holdings671 Portfolio Turnover Rate20.64% Investment Advisory Fees Paid$1,188,228
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Technology	23.0%
Financial	16.8%
Consumer, Non-cyclical	15.8%
Industrial	14.0%
Communications	10.7%
Consumer, Cyclical	8.2%
Energy	3.8%
Utilities	3.6%
Basic Materials	1.8%
Other	2.3%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	4.5%
Apple, Inc.	4.0%
Microsoft Corp.	3.6%
Alphabet, Inc.	3.3%
Amazon.com, Inc.	2.3%
Broadcom, Inc.	1.6%
Meta Platforms, Inc.	1.4%
Tesla, Inc.	1.3%
Berkshire Hathaway, Inc.	0.9%
JPMorgan Chase & Co.	0.9%

Material Fund Change [Text Block]
C000025741
Shareholder Report [Line Items]
Fund Name	MoA Small Cap Value Fund
Trading Symbol	MAVKX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Value Fund	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 2.00%, compared to 12.59% for the Russell 2000® Value Index.

  Performance was primarily driven by stock selection.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. In general, smaller capitalization companies responded positively to the Federal Reserve’s first rate cut in four years. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding smaller market capitalization companies, should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Small Cap Value Fund	Russell 3000 Index	Russell 2000 Value Index
2015	10,000	10,000	10,000
2016	12,005	11,274	13,174
2017	13,021	13,656	14,207
2018	11,111	12,940	12,379
2019	13,204	16,954	15,151
2020	12,685	20,495	15,853
2021	16,781	25,754	20,335
2022	15,133	20,808	17,390
2023	16,584	26,209	19,937
2024	18,456	32,448	21,543
2025	18,825	38,012	24,256

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Small Cap Value Fund	2.00%	8.22%	6.53%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 366,683,362
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,811,233
InvestmentCompanyPortfolioTurnover	37.96%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$366,683,362 Number of Portfolio Holdings81 Portfolio Turnover Rate37.96% Investment Advisory Fees Paid$2,811,233
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Financial	39.6%
Industrial	14.7%
Consumer, Non-cyclical	14.0%
Consumer, Cyclical	7.6%
Utilities	6.1%
Energy	5.9%
Basic Materials	3.8%
Technology	3.0%
Communications	2.3%
Other	3.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

American Healthcare REIT, Inc.	3.1%
Mueller Industries, Inc.	3.1%
Telephone and Data Systems, Inc.	2.3%
VSE Corp.	2.2%
Enpro, Inc.	2.2%
UMB Financial Corp.	2.0%
Mercury Systems, Inc.	2.0%
Stock Yards Bancorp, Inc.	2.0%
Hancock Whitney Corp.	2.0%
Janus Henderson Group PLC	2.0%

Material Fund Change [Text Block]
C000025742
Shareholder Report [Line Items]
Fund Name	MoA Small Cap Growth Fund
Trading Symbol	MAGKX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Growth Fund	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 8.52%, compared to 13.01% for the Russell 2000® Growth Index.

  Performance was primarily driven by favorable economic and market conditions and stock selection.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. In general, smaller capitalization companies responded positively to the Federal Reserve’s first rate cut in four years. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding smaller market capitalization companies, should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Small Cap Growth Fund	Russell 3000 Index	Russell 2000 Growth Index
2015	10,000	10,000	10,000
2016	10,814	11,274	11,132
2017	13,358	13,656	13,599
2018	11,698	12,940	12,334
2019	14,804	16,954	15,847
2020	21,259	20,495	21,335
2021	23,452	25,754	21,939
2022	16,809	20,808	16,157
2023	19,436	26,209	19,171
2024	21,364	32,448	22,077
2025	23,184	38,012	24,949

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Small Cap Growth Fund	8.52%	1.75%	8.77%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 425,558,359
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 3,002,025
InvestmentCompanyPortfolioTurnover	32.89%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$425,558,359 Number of Portfolio Holdings92 Portfolio Turnover Rate32.89% Investment Advisory Fees Paid$3,002,025
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Industrial	28.4%
Consumer, Non-cyclical	26.8%
Technology	14.1%
Financial	10.9%
Consumer, Cyclical	7.8%
Communications	3.5%
Energy	3.2%
Basic Materials	2.1%
Utilities	1.4%
Other	1.8%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

ESCO Technologies, Inc.	2.7%
Sterling Infrastructure, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.6%
Fabrinet	2.3%
Federal Signal Corp.	2.2%
Modine Manufacturing Co.	2.0%
Agilysys, Inc.	1.9%
Rambus, Inc.	1.9%
PJT Partners, Inc.	1.9%
Workiva, Inc.	1.8%

Material Fund Change [Text Block]
C000200087
Shareholder Report [Line Items]
Fund Name	MoA Small Cap Equity Index Fund
Trading Symbol	MASOX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Small Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Equity Index Fund	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 5.80%, compared to 6.02% for the S&P SmallCap® 600 Index.

  Performance was primarily driven by favorable economic and market conditions.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. In general, smaller capitalization companies responded positively to the Federal Reserve’s first rate cut in four years. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding smaller market capitalization companies, should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Small Cap Equity Index Fund	S&P 500 Index	S&P SmallCap 600 Index
7/2/18	10,000	10,000	10,000
2018	8,368	9,286	8,286
2019	10,190	12,210	10,173
2020	11,301	14,456	11,322
2021	14,303	18,606	14,358
2022	11,970	15,236	12,047
2023	13,870	19,241	13,980
2024	15,055	24,056	15,196
2025	15,929	28,357	16,110

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 7/2/18
MoA Small Cap Equity Index Fund	5.80%	7.11%	6.41%
S&P 500 Index	17.88%	14.42%	14.91%
S&P SmallCap 600 Index	6.02%	7.31%	6.57%

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 170,481,309
Holdings Count | Holding	606
Advisory Fees Paid, Amount	$ 136,005
InvestmentCompanyPortfolioTurnover	39.23%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$170,481,309 Number of Portfolio Holdings606 Portfolio Turnover Rate39.23% Investment Advisory Fees Paid$136,005
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Financial	26.7%
Industrial	17.6%
Consumer, Non-cyclical	17.4%
Consumer, Cyclical	14.2%
Technology	7.7%
Energy	5.3%
Communications	5.0%
Basic Materials	4.0%
Utilities	2.2%
Other	-0.1%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

iShares Core S&P Small-Cap ETF	1.4%
Arrowhead Pharmaceuticals, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
InterDigital, Inc.	0.6%
Sanmina Corp.	0.6%
CareTrust REIT, Inc.	0.5%
Advanced Energy Industries, Inc.	0.5%
JBT Marel Corp.	0.5%
SiTime Corp.	0.5%
LKQ Corp.	0.5%

Material Fund Change [Text Block]
C000025743
Shareholder Report [Line Items]
Fund Name	MoA Mid Cap Value Fund
Trading Symbol	MAMVX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Value Fund	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 2.48%, compared to 11.05% for the Russell Midcap® Value Index.

  Performance was primarily driven by stock selection.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding mid-sized market capitalization companies, should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Mid Cap Value Fund	Russell 1000 Index	Russell Mid Cap Value Index
2015	10,000	10,000	10,000
2016	11,568	11,205	12,000
2017	13,304	13,636	13,601
2018	11,449	12,983	11,930
2019	14,570	17,063	15,158
2020	14,947	20,640	15,910
2021	20,081	26,101	20,419
2022	17,938	21,108	17,962
2023	19,187	26,708	20,246
2024	21,256	33,255	22,892
2025	21,783	39,030	25,421

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Mid Cap Value Fund	2.48%	7.82%	8.10%
Russell 1000 Index	17.37%	13.59%	14.59%
Russell Mid Cap Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 185,295,544
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 1,061,498
InvestmentCompanyPortfolioTurnover	36.07%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$185,295,544 Number of Portfolio Holdings79 Portfolio Turnover Rate36.07% Investment Advisory Fees Paid$1,061,498
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Industrial	27.2%
Financial	23.1%
Consumer, Non-cyclical	15.0%
Utilities	9.9%
Energy	7.5%
Consumer, Cyclical	7.2%
Technology	5.8%
Basic Materials	2.0%
Communications	0.5%
Other	1.8%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

Crown Holdings, Inc.	2.7%
Crane Co.	2.6%
AMETEK, Inc.	2.5%
Evergy, Inc.	2.4%
Entergy Corp.	2.3%
Ameriprise Financial, Inc.	2.2%
Williams Cos., Inc.	2.2%
East West Bancorp, Inc.	2.2%
Teledyne Technologies, Inc.	2.2%
Take-Two Interactive Software, Inc.	2.1%

Material Fund Change [Text Block]
C000263386
Shareholder Report [Line Items]
Fund Name	MoA Mid Cap Growth Fund
Trading Symbol	MOAGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Mid Cap Growth Fund (the "Fund") for the period of September 8, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Growth Fund	$19Footnote Reference(a)	0.63%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from September 8, 2025 (commencement of operations) through December 31, 2025. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.63%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  Since its inception on September 8, 2025, through December 31, 2025, the Fund returned -3.73%, compared to -4.48% for the Russell Midcap® Growth Index.

  Performance was primarily driven by a short operating period and stock selection.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding mid-sized market capitalization companies, should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Mid Cap Growth Fund	Russell 1000 Index	Russell Mid Cap Growth Index
9/8/25	10,000	10,000	10,000
9/30/2025	9,960	10,275	9,920
10/31/2025	10,002	10,496	9,892
11/30/2025	9,952	10,522	9,682
12/31/25	9,627	10,523	9,552

Average Annual Return [Table Text Block]
Since Inception 9/8/25
MoA Mid Cap Growth Fund	-3.73%
Russell 1000 Index	5.23%
Russell Mid Cap Growth Index	-4.48%

Performance Inception Date	Sep. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 106,483,839
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 119,140
InvestmentCompanyPortfolioTurnover	3.91%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$106,483,839 Number of Portfolio Holdings73 Portfolio Turnover Rate3.91% Investment Advisory Fees Paid$119,140
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Industrial	25.1%
Consumer, Non-cyclical	21.1%
Consumer, Cyclical	15.5%
Technology	15.4%
Financial	10.0%
Utilities	4.2%
Energy	2.5%
Communications	2.4%
Other	3.8%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

Vertiv Holdings Co.	3.2%
Hilton Worldwide Holdings, Inc.	3.1%
IDEXX Laboratories, Inc.	3.1%
Howmet Aerospace, Inc.	2.6%
Amphenol Corp.	2.4%
HEICO Corp.	2.4%
Royal Caribbean Cruises Ltd.	2.4%
NRG Energy, Inc.	2.3%
Alnylam Pharmaceuticals, Inc.	2.2%
Ameriprise Financial, Inc.	2.2%

Material Fund Change [Text Block]
C000025744
Shareholder Report [Line Items]
Fund Name	MoA Mid Cap Equity Index Fund
Trading Symbol	MAMEX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Equity Index Fund	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 7.28%, compared to 7.50% for the S&P MidCap 400® Index.

  Performance was primarily driven by favorable economic and market conditions.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence. Amid this environment, speculative enthusiasm benefited lower-quality companies more than higher-quality businesses throughout much of the year. As the year progressed, market leadership broadened beyond mega-cap technology stocks.

  A long-term view and potential overall portfolio diversification benefits, which include holding mid-sized market capitalization companies, should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Mid Cap Equity Index Fund	S&P 500 Index	S&P MidCap 400 Index
2015	10,000	10,000	10,000
2016	12,061	11,196	12,074
2017	13,966	13,640	14,035
2018	12,396	13,042	12,480
2019	15,661	17,149	15,749
2020	17,739	20,304	17,900
2021	22,104	26,132	22,332
2022	19,172	21,399	19,416
2023	22,288	27,025	22,607
2024	25,358	33,786	25,756
2025	27,203	39,827	27,688

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Mid Cap Equity Index Fund	7.28%	8.93%	10.52%
S&P 500 Index	17.88%	14.42%	14.82%
S&P MidCap 400 Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,331,547,839
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,074,652
InvestmentCompanyPortfolioTurnover	15.18%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,331,547,839 Number of Portfolio Holdings406 Portfolio Turnover Rate15.18% Investment Advisory Fees Paid$1,074,652
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Industrial	22.7%
Financial	22.1%
Consumer, Non-cyclical	14.8%
Consumer, Cyclical	13.5%
Technology	10.5%
Energy	4.3%
Basic Materials	4.1%
Communications	3.4%
Utilities	3.2%
Other	1.4%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

Ciena Corp.	1.0%
Coherent Corp.	0.9%
Lumentum Holdings, Inc.	0.8%
Flex Ltd.	0.7%
Twilio, Inc.	0.7%
United Therapeutics Corp.	0.7%
Pure Storage, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Illumina, Inc.	0.6%

Material Fund Change [Text Block]
C000025746
Shareholder Report [Line Items]
Fund Name	MoA Balanced Fund
Trading Symbol	MACHX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Balanced Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Balanced Fund	$62	0.56%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 18.82%, compared to 14.02% for the 60% S&P 500 / 40% Bloomberg U.S. Aggregate Bond Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocation which generally includes 60% in equities and 40% in fixed income.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the blended Indices should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Balanced Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000	10,000	10,000	10,000
2016	10,799	11,196	10,265	10,027	10,841
2017	12,238	13,640	10,628	10,111	12,385
2018	11,805	13,042	10,630	10,300	12,103
2019	14,150	17,149	11,556	10,532	14,785
2020	15,796	20,304	12,424	10,593	17,104
2021	18,391	26,132	12,232	10,598	19,822
2022	16,188	21,399	10,641	10,757	16,737
2023	18,628	27,025	11,229	11,323	19,719
2024	21,900	33,786	11,369	11,939	22,705
2025	26,021	39,827	12,199	12,464	25,888

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Balanced Fund	18.82%	10.50%	10.04%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Bond Index	14.02%	8.64%	9.98%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 212,421,334
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 814,072
InvestmentCompanyPortfolioTurnover	30.65%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$212,421,334 Number of Portfolio Holdings405 Portfolio Turnover Rate30.65% Investment Advisory Fees Paid$814,072
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Technology	18.5%
Consumer, Non-cyclical	9.1%
Financial	8.6%
Communications	8.0%
Industrial	6.2%
Consumer, Cyclical	4.4%
Energy	2.1%
Utilities	1.6%
Basic Materials	1.5%
Other	40.0%

Largest Holdings [Text Block]

Credit Rating Table*

AAA	4.0%
AA	20.6%
A	3.9%
BBB	10.6%
BB	0.1%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]
C000047659
Shareholder Report [Line Items]
Fund Name	MoA International Fund
Trading Symbol	MAIFX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA International Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA International Fund	$37	0.31%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 37.20%, compared to 31.22% for the MSCI EAFE Index.

  Performance was primarily driven by favorable market conditions, stock selection, and geographic allocation.

  International equity markets posted strong overall performance in 2025, driven by expanding valuations, improving investor sentiment, and currency effects.

  A long-term view and potential overall portfolio diversification benefits, which include high-quality companies with varying geographic exposure, should be considered when reviewing the performance of international stocks relative to domestic stocks.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA International Fund	MSCI EAFE Index
2015	10,000	10,000
2016	10,085	10,100
2017	12,548	12,628
2018	10,980	10,887
2019	13,291	13,284
2020	14,303	14,322
2021	15,787	15,935
2022	14,036	13,632
2023	16,780	16,118
2024	17,650	16,735
2025	24,216	21,959

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA International Fund	37.20%	11.10%	9.25%
MSCI EAFE Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,214,397,419
Holdings Count | Holding	148
Advisory Fees Paid, Amount	$ 4,884,129
InvestmentCompanyPortfolioTurnover	22.34%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,214,397,419 Number of Portfolio Holdings148 Portfolio Turnover Rate22.34% Investment Advisory Fees Paid$4,884,129
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Financial	30.0%
Industrial	17.6%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	11.2%
Technology	8.3%
Communications	5.0%
Energy	3.3%
Basic Materials	3.1%
Utilities	2.8%
Other	1.7%

Largest Holdings [Text Block]

Country Weightings (as a % of Net Assets)

Japan	21.3%
United States	13.6%
United Kingdom	10.5%
Germany	9.6%
France	8.9%
Italy	5.7%
Spain	5.1%
Australia	4.7%
Other Countries	18.9%
Other Assets and Liabilities	1.7%

Material Fund Change [Text Block]
C000218762
Shareholder Report [Line Items]
Fund Name	MoA Catholic Values Index Fund
Trading Symbol	MACCX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Catholic Values Index Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Catholic Values Index Fund	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 17.33%, compared to 17.52% for the S&P 500® Catholic Values Index.

  Performance was primarily driven by favorable economic and market conditions.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  A long-term view and potential overall portfolio diversification benefits, which include holding companies of various market capitalizations, should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Catholic Values Index Fund	S&P 500 Index	S&P 500 Catholic Values Index
9/30/20	10,000	10,000	10,000
2020	11,212	11,215	11,233
2021	14,463	14,434	14,527
2022	11,556	11,820	11,639
2023	14,603	14,927	14,754
2024	17,964	18,662	18,223
2025	21,078	21,999	21,415

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 9/30/20
MoA Catholic Values Index Fund	17.33%	13.46%	15.25%
S&P 500 Index	17.88%	14.42%	16.20%
S&P 500 Catholic Values Index	17.52%	13.77%	15.61%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 9,867,708
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 12,537
InvestmentCompanyPortfolioTurnover	23.23%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,867,708 Number of Portfolio Holdings448 Portfolio Turnover Rate23.23% Investment Advisory Fees Paid$12,537
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Technology	32.5%
Communications	16.9%
Financial	15.5%
Consumer, Non-cyclical	13.2%
Consumer, Cyclical	8.8%
Industrial	6.9%
Energy	2.8%
Utilities	2.2%
Basic Materials	1.2%
Other	-%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	8.0%
Apple, Inc.	7.1%
Microsoft Corp.	6.4%
Alphabet, Inc.	5.6%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	1.7%
Global X S&P 500 Catholic Values ETF	1.6%

Material Fund Change [Text Block]
C000047651
Shareholder Report [Line Items]
Fund Name	MoA Retirement Income Fund
Trading Symbol	MARMX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Retirement Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Retirement Income Fund	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 10.53%, compared to 10.05% for the Morningstar Lifetime Allocation Conservative Income Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s allocation which generally includes 75% in fixed income and 25% in equities.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Retirement Income Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Morningstar Lifetime Allocation Conservative Income Index
2015	10,000	10,000	10,000	10,000
2016	10,566	11,196	10,265	10,503
2017	11,417	13,640	10,628	11,177
2018	11,268	13,042	10,630	11,043
2019	12,597	17,149	11,556	12,205
2020	13,537	20,304	12,424	13,353
2021	14,306	26,132	12,232	14,032
2022	12,726	21,399	10,641	12,464
2023	13,987	27,025	11,229	13,481
2024	14,995	33,786	11,369	14,208
2025	16,573	39,827	12,199	15,636

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Retirement Income Fund	10.53%	4.13%	5.18%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar Lifetime Allocation Conservative Income Index	10.05%	3.21%	4.57%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 298,007,733
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 133,831
InvestmentCompanyPortfolioTurnover	18.89%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$298,007,733 Number of Portfolio Holdings7 Portfolio Turnover Rate18.89% Investment Advisory Fees Paid$133,831
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	34.3%
MoA Intermediate Bond Fund	27.6%
MoA Equity Index Fund	22.7%
MoA International Fund	6.0%
MoA US Government Money Market Fund	5.4%
MoA Mid Cap Equity Index Fund	4.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000047653
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2020 Fund
Trading Symbol	MURGX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2020 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2020 Fund	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 11.18%, compared to 12.86% for the Morningstar Lifetime Allocation Moderate 2020 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the fixed income and equity holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2020 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2020 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	10,795	11,196	10,265	10,027	10,758
2017	12,222	13,640	10,628	10,111	12,125
2018	11,630	13,042	10,630	10,300	11,611
2019	13,704	17,149	11,556	10,532	13,660
2020	14,982	20,304	12,424	10,593	15,468
2021	16,451	26,132	12,232	10,598	16,856
2022	14,302	21,399	10,641	10,757	14,019
2023	15,994	27,025	11,229	11,323	15,593
2024	17,291	33,786	11,369	11,939	16,751
2025	19,224	39,827	12,199	12,464	18,905

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2020 Fund	11.18%	5.11%	6.75%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2020 Index	12.86%	4.09%	6.58%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 407,652,345
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 214,453
InvestmentCompanyPortfolioTurnover	14.83%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$407,652,345 Number of Portfolio Holdings9 Portfolio Turnover Rate14.83% Investment Advisory Fees Paid$214,453
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	34.8%
MoA Equity Index Fund	23.1%
MoA Intermediate Bond Fund	22.9%
MoA International Fund	8.5%
MoA US Government Money Market Fund	4.7%
MoA Mid Cap Equity Index Fund	4.3%
MoA Small Cap Value Fund	1.1%
MoA Small Cap Growth Fund	0.6%
MoA Small Cap Equity Index Fund	-%
MoA Mid Cap Value Fund	-%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000047654
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2025 Fund
Trading Symbol	MURHX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2025 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2025 Fund	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 12.81%, compared to 13.64% for the Morningstar Lifetime Allocation Moderate 2025 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2025 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2025 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	10,935	11,196	10,265	10,027	10,829
2017	12,542	13,640	10,628	10,111	12,393
2018	11,861	13,042	10,630	10,300	11,774
2019	14,183	17,149	11,556	10,532	14,041
2020	15,693	20,304	12,424	10,593	15,947
2021	17,571	26,132	12,232	10,598	17,544
2022	15,188	21,399	10,641	10,757	14,447
2023	17,253	27,025	11,229	11,323	16,189
2024	18,927	33,786	11,369	11,939	17,466
2025	21,352	39,827	12,199	12,464	19,848

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2025 Fund	12.81%	6.35%	7.88%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2025 Index	13.64%	4.47%	7.10%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,067,045,437
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 533,946
InvestmentCompanyPortfolioTurnover	15.85%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,067,045,437 Number of Portfolio Holdings10 Portfolio Turnover Rate15.85% Investment Advisory Fees Paid$533,946
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	32.0%
MoA Equity Index Fund	29.2%
MoA Intermediate Bond Fund	16.6%
MoA International Fund	12.3%
MoA Mid Cap Equity Index Fund	4.6%
MoA US Government Money Market Fund	2.8%
MoA Small Cap Value Fund	1.5%
MoA Small Cap Growth Fund	1.0%
MoA Small Cap Equity Index Fund	-%
MoA Mid Cap Value Fund	-%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000047655
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2030 Fund
Trading Symbol	MURIX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2030 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2030 Fund	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 13.85%, compared to 14.69% for the Morningstar Lifetime Allocation Moderate 2030 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2030 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2030 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,084	11,196	10,265	10,027	10,914
2017	12,796	13,640	10,628	10,111	12,711
2018	12,024	13,042	10,630	10,300	11,957
2019	14,594	17,149	11,556	10,532	14,480
2020	16,319	20,304	12,424	10,593	16,446
2021	18,814	26,132	12,232	10,598	18,352
2022	16,153	21,399	10,641	10,757	15,044
2023	18,617	27,025	11,229	11,323	17,031
2024	20,695	33,786	11,369	11,939	18,518
2025	23,562	39,827	12,199	12,464	21,238

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2030 Fund	13.85%	7.62%	8.95%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2030 Index	14.69%	5.25%	7.82%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,501,207,115
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 716,190
InvestmentCompanyPortfolioTurnover	19.33%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,501,207,115 Number of Portfolio Holdings10 Portfolio Turnover Rate19.33% Investment Advisory Fees Paid$716,190
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	34.1%
MoA Core Bond Fund	26.4%
MoA International Fund	14.3%
MoA Intermediate Bond Fund	12.7%
MoA Mid Cap Equity Index Fund	3.7%
MoA US Government Money Market Fund	2.7%
MoA Small Cap Value Fund	1.9%
MoA Mid Cap Value Fund	1.5%
MoA Mid Cap Growth Fund	1.4%
MoA Small Cap Growth Fund	1.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000047656
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2035 Fund
Trading Symbol	MURJX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2035 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2035 Fund	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 15.32%, compared to 16.15% for the Morningstar Lifetime Allocation Moderate 2035 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2035 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2035 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,121	11,196	10,265	10,027	10,992
2017	13,031	13,640	10,628	10,111	13,011
2018	12,059	13,042	10,630	10,300	12,108
2019	14,948	17,149	11,556	10,532	14,877
2020	16,818	20,304	12,424	10,593	16,846
2021	19,818	26,132	12,232	10,598	19,122
2022	16,806	21,399	10,641	10,757	15,706
2023	19,706	27,025	11,229	11,323	18,013
2024	22,278	33,786	11,369	11,939	19,825
2025	25,692	39,827	12,199	12,464	23,026

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2035 Fund	15.32%	8.84%	9.90%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2035 Index	16.15%	6.45%	8.70%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,552,629,486
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 726,395
InvestmentCompanyPortfolioTurnover	18.46%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,552,629,486 Number of Portfolio Holdings11 Portfolio Turnover Rate18.46% Investment Advisory Fees Paid$726,395
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	39.0%
MoA Core Bond Fund	21.2%
MoA International Fund	17.5%
MoA Intermediate Bond Fund	8.2%
MoA Mid Cap Equity Index Fund	5.5%
MoA US Government Money Market Fund	2.6%
MoA Small Cap Growth Fund	1.6%
MoA Small Cap Value Fund	1.6%
MoA Mid Cap Value Fund	1.2%
MoA Mid Cap Growth Fund	1.2%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000047657
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2040 Fund
Trading Symbol	MURLX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2040 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2040 Fund	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 16.95%, compared to 17.85% for the Morningstar Lifetime Allocation Moderate 2040 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2040 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2040 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,169	11,196	10,265	10,027	11,045
2017	13,134	13,640	10,628	10,111	13,220
2018	12,027	13,042	10,630	10,300	12,189
2019	14,998	17,149	11,556	10,532	15,133
2020	16,994	20,304	12,424	10,593	17,091
2021	20,374	26,132	12,232	10,598	19,689
2022	17,242	21,399	10,641	10,757	16,244
2023	20,496	27,025	11,229	11,323	18,870
2024	23,437	33,786	11,369	11,939	21,050
2025	27,410	39,827	12,199	12,464	24,808

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2040 Fund	16.95%	10.03%	10.61%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2040 Index	17.85%	7.74%	9.51%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,347,775,212
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 628,656
InvestmentCompanyPortfolioTurnover	17.06%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,347,775,212 Number of Portfolio Holdings10 Portfolio Turnover Rate17.06% Investment Advisory Fees Paid$628,656
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	43.1%
MoA International Fund	21.6%
MoA Core Bond Fund	13.6%
MoA Mid Cap Equity Index Fund	7.8%
MoA Intermediate Bond Fund	5.6%
MoA US Government Money Market Fund	1.8%
MoA Small Cap Equity Index Fund	1.7%
MoA Small Cap Growth Fund	1.5%
MoA Small Cap Value Fund	1.5%
MoA Mid Cap Value Fund	0.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000047658
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2045 Fund
Trading Symbol	MURMX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2045 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2045 Fund	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 17.70%, compared to 19.36% for the Morningstar Lifetime Allocation Moderate 2045 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2045 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2045 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,184	11,196	10,265	10,027	11,067
2017	13,139	13,640	10,628	10,111	13,318
2018	11,981	13,042	10,630	10,300	12,210
2019	14,951	17,149	11,556	10,532	15,233
2020	16,965	20,304	12,424	10,593	17,178
2021	20,455	26,132	12,232	10,598	19,960
2022	17,267	21,399	10,641	10,757	16,525
2023	20,658	27,025	11,229	11,323	19,366
2024	23,736	33,786	11,369	11,939	21,823
2025	27,936	39,827	12,199	12,464	26,048

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2045 Fund	17.70%	10.49%	10.82%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2045 Index	19.36%	8.68%	10.05%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,401,922,825
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 648,057
InvestmentCompanyPortfolioTurnover	13.10%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,401,922,825 Number of Portfolio Holdings11 Portfolio Turnover Rate13.10% Investment Advisory Fees Paid$648,057
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	46.3%
MoA International Fund	23.5%
MoA Core Bond Fund	8.9%
MoA Mid Cap Equity Index Fund	8.7%
MoA Intermediate Bond Fund	3.4%
MoA Small Cap Growth Fund	2.0%
MoA Small Cap Equity Index Fund	1.9%
MoA Small Cap Value Fund	1.8%
MoA US Government Money Market Fund	1.8%
MoA Mid Cap Value Fund	0.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000112889
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2050 Fund
Trading Symbol	MURNX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2050 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2050 Fund	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 17.82%, compared to 20.33% for the Morningstar Lifetime Allocation Moderate 2050 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2050 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2050 Index
2015	10,000	10,000	10,000	10,000	10,000
2016	11,164	11,196	10,265	10,027	11,071
2017	13,194	13,640	10,628	10,111	13,350
2018	12,000	13,042	10,630	10,300	12,207
2019	15,023	17,149	11,556	10,532	15,241
2020	17,009	20,304	12,424	10,593	17,181
2021	20,551	26,132	12,232	10,598	20,003
2022	17,334	21,399	10,641	10,757	16,589
2023	20,789	27,025	11,229	11,323	19,514
2024	23,989	33,786	11,369	11,939	22,086
2025	28,265	39,827	12,199	12,464	26,575

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Clear Passage 2050 Fund	17.82%	10.69%	10.95%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.23%
Morningstar Lifetime Allocation Moderate 2050 Index	20.33%	9.12%	10.27%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,103,902,396
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 510,871
InvestmentCompanyPortfolioTurnover	16.52%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,103,902,396 Number of Portfolio Holdings11 Portfolio Turnover Rate16.52% Investment Advisory Fees Paid$510,871
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.0%
MoA International Fund	23.7%
MoA Mid Cap Equity Index Fund	8.4%
MoA Core Bond Fund	7.1%
MoA Intermediate Bond Fund	2.4%
MoA Small Cap Growth Fund	2.2%
MoA Small Cap Value Fund	2.1%
MoA Small Cap Equity Index Fund	1.9%
MoA Mid Cap Value Fund	1.8%
MoA Mid Cap Growth Fund	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000168453
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2055 Fund
Trading Symbol	MUROX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2055 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2055 Fund	$24	0.22%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 18.27%, compared to 20.76% for the Morningstar Lifetime Allocation Moderate 2055 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2055 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2055 Index
10/1/16	10,000	10,000	10,000	10,000	10,000
2016	10,400	10,325	9,702	10,008	10,163
2017	12,300	12,331	10,046	10,092	12,272
2018	11,158	11,561	10,047	10,280	11,200
2019	13,894	14,900	10,923	10,512	13,980
2020	15,845	17,323	11,743	10,573	15,758
2021	19,190	21,981	11,562	10,578	18,330
2022	16,164	17,708	10,058	10,737	15,197
2023	19,394	21,998	10,614	11,301	17,884
2024	22,432	27,126	10,746	11,917	20,235
2025	26,531	31,571	11,531	12,441	24,434

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 10/1/16
MoA Clear Passage 2055 Fund	18.27%	10.86%	11.13%
S&P 500 Index	17.88%	14.42%	15.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.55%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.39%
Morningstar Lifetime Allocation Moderate 2055 Index	20.76%	9.17%	10.14%

Performance Inception Date	Oct. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 673,194,607
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 302,106
InvestmentCompanyPortfolioTurnover	14.68%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$673,194,607 Number of Portfolio Holdings11 Portfolio Turnover Rate14.68% Investment Advisory Fees Paid$302,106
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	48.1%
MoA International Fund	25.2%
MoA Mid Cap Equity Index Fund	9.0%
MoA Core Bond Fund	6.0%
MoA Small Cap Growth Fund	2.3%
MoA Small Cap Value Fund	2.3%
MoA Small Cap Equity Index Fund	1.9%
MoA Mid Cap Value Fund	1.8%
MoA Mid Cap Growth Fund	1.7%
MoA US Government Money Market Fund	0.9%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000200088
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2060 Fund
Trading Symbol	MURPX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2060 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2060 Fund	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 18.45%, compared to 20.94% for the Morningstar Lifetime Allocation Moderate 2060 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2060 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2060 Index
7/2/18	10,000	10,000	10,000	10,000	10,000
2018	8,900	9,286	10,174	10,107	9,145
2019	11,123	12,210	11,061	10,335	11,406
2020	12,709	14,456	11,892	10,394	12,854
2021	15,454	18,606	11,708	10,399	14,929
2022	13,025	15,236	10,185	10,555	12,369
2023	15,654	19,241	10,748	11,110	14,551
2024	18,117	24,056	10,882	11,716	16,435
2025	21,460	28,357	11,677	12,231	19,877

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 7/2/18
MoA Clear Passage 2060 Fund	18.45%	11.05%	10.72%
S&P 500 Index	17.88%	14.42%	14.91%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.09%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	2.72%
Morningstar Lifetime Allocation Moderate 2060 Index	20.94%	9.11%	9.59%

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 396,647,756
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 173,836
InvestmentCompanyPortfolioTurnover	14.42%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$396,647,756 Number of Portfolio Holdings11 Portfolio Turnover Rate14.42% Investment Advisory Fees Paid$173,836
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.0%
MoA International Fund	26.4%
MoA Mid Cap Equity Index Fund	9.5%
MoA Core Bond Fund	4.2%
MoA Small Cap Growth Fund	2.9%
MoA Small Cap Value Fund	2.8%
MoA Small Cap Equity Index Fund	2.0%
MoA Mid Cap Value Fund	2.0%
MoA Mid Cap Growth Fund	1.9%
MoA US Government Money Market Fund	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000218763
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2065 Fund
Trading Symbol	MURQX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2065 Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2065 Fund	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 18.17%, compared to 21.08% for the Morningstar Lifetime Allocation Moderate 2065 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2065 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2065 Index
8/3/20	10,000	10,000	10,000	10,000	10,000
2020	11,816	11,481	9,990	10,004	11,768
2021	14,383	14,777	9,836	10,009	13,640
2022	12,148	12,101	8,556	10,159	11,298
2023	14,639	15,282	9,029	10,694	13,280
2024	16,983	19,105	9,142	11,276	14,968
2025	20,068	22,521	9,810	11,772	18,123

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 8/3/20
MoA Clear Passage 2065 Fund	18.17%	11.18%	13.74%
S&P 500 Index	17.88%	14.42%	16.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	-0.35%
FTSE 3-Month Treasury Bill Index	4.40%	3.31%	3.06%
Morningstar Lifetime Allocation Moderate 2065 Index	21.08%	9.02%	11.62%

Performance Inception Date	Aug. 03, 2020
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 184,385,550
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 75,390
InvestmentCompanyPortfolioTurnover	12.97%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$184,385,550 Number of Portfolio Holdings11 Portfolio Turnover Rate12.97% Investment Advisory Fees Paid$75,390
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.0%
MoA International Fund	25.8%
MoA Mid Cap Equity Index Fund	9.2%
MoA Core Bond Fund	3.2%
MoA Small Cap Growth Fund	3.0%
MoA Small Cap Value Fund	3.0%
MoA Mid Cap Value Fund	2.7%
MoA Mid Cap Growth Fund	2.6%
MoA Small Cap Equity Index Fund	2.0%
MoA US Government Money Market Fund	0.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000259883
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2070 Fund
Trading Symbol	MURUX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Clear Passage 2070 Fund (the "Fund") for the period of May 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2070 Fund	$17Footnote Reference(a)	0.23%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 1, 2025 (commencement of operations) through December 31, 2025. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 17	[3]
Expense Ratio, Percent	0.23%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  Since its inception on May 1, 2025, through December 31, 2025, the Fund returned 19.49%, compared to 20.77% for the Morningstar Lifetime Allocation Moderate 2070 Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s dynamic allocation that adjusts the equity and fixed income portfolio holdings over time.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Clear Passage 2070 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index	Morningstar Lifetime Allocation Moderate 2070 Index
5/1/25	10,000	10,000	10,000	10,000	10,000
5/31/2025	10,490	10,563	9,961	10,036	10,495
6/30/2025	10,921	11,100	10,115	10,072	10,929
7/31/2025	11,042	11,349	10,088	10,109	11,047
8/31/2025	11,374	11,579	10,209	10,147	11,364
9/30/2025	11,656	12,002	10,320	10,183	11,712
10/31/2025	11,805	12,283	10,384	10,220	11,916
11/30/2025	11,906	12,313	10,449	10,254	11,963
12/31/25	11,949	12,320	10,433	10,288	12,077

Average Annual Return [Table Text Block]
Since Inception 5/1/25
MoA Clear Passage 2070 Fund	19.49%
S&P 500 Index	23.20%
Bloomberg U.S. Aggregate Bond Index	4.33%
FTSE 3-Month Treasury Bill Index	2.88%
Morningstar Lifetime Allocation Moderate 2070 Index	20.77%

Performance Inception Date	May 01, 2025
No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,828,737
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 777
InvestmentCompanyPortfolioTurnover	7.53%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$4,828,737 Number of Portfolio Holdings11 Portfolio Turnover Rate7.53% Investment Advisory Fees Paid$777
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.7%
Short-Term and Other	-0.7%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	45.7%
MoA International Fund	25.5%
MoA Mid Cap Equity Index Fund	11.0%
MoA Small Cap Growth Fund	3.5%
MoA Small Cap Value Fund	3.4%
MoA Mid Cap Value Fund	2.9%
MoA Mid Cap Growth Fund	2.8%
MoA Small Cap Equity Index Fund	2.0%
MoA Core Bond Fund	1.9%
MoA Intermediate Bond Fund	1.0%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 1, 2026, Mutual of America will waive the Fund's shareholder service fee of 0.10% of average daily net assets.
C000025747
Shareholder Report [Line Items]
Fund Name	MoA Conservative Allocation Fund
Trading Symbol	MACAX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Conservative Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Conservative Allocation Fund	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 11.06%, compared to 12.35% for the Morningstar U.S. Moderately Conservative Target Allocation Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocation which generally includes 60% in fixed income and 40% in equities.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Conservative Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Morningstar U.S. Moderately Conservative Target Allocation Index
2015	10,000	10,000	10,000	10,000
2016	10,616	11,196	10,265	10,577
2017	11,586	13,640	10,628	11,688
2018	11,390	13,042	10,630	11,407
2019	12,922	17,149	11,556	13,220
2020	14,134	20,304	12,424	14,741
2021	15,240	26,132	12,232	15,801
2022	13,343	21,399	10,641	13,580
2023	14,841	27,025	11,229	15,350
2024	16,042	33,786	11,369	16,749
2025	17,817	39,827	12,199	18,817

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Conservative Allocation Fund	11.06%	4.74%	5.95%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 146,451,024
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.94%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$146,451,024 Number of Portfolio Holdings6 Portfolio Turnover Rate16.94% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	34.0%
MoA Equity Index Fund	30.2%
MoA Intermediate Bond Fund	20.0%
MoA International Fund	6.2%
MoA Mid Cap Equity Index Fund	5.1%
MoA US Government Money Market Fund	4.5%

Material Fund Change [Text Block]
C000025734
Shareholder Report [Line Items]
Fund Name	MoA Moderate Allocation Fund
Trading Symbol	MAMOX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Moderate Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Moderate Allocation Fund	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 15.40%, compared to 14.60% for the Morningstar U.S. Moderate Target Allocation Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocation which generally includes 60% in equities and 40% in fixed income.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Moderate Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Morningstar U.S. Moderate Target Allocation Index
2015	10,000	10,000	10,000	10,000
2016	10,941	11,196	10,265	10,760
2017	12,434	13,640	10,628	12,296
2018	11,893	13,042	10,630	11,846
2019	14,114	17,149	11,556	14,255
2020	15,769	20,304	12,424	16,288
2021	18,007	26,132	12,232	18,303
2022	15,503	21,399	10,641	15,499
2023	17,881	27,025	11,229	18,095
2024	19,897	33,786	11,369	20,439
2025	22,961	39,827	12,199	23,424

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Moderate Allocation Fund	15.40%	7.80%	8.67%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 394,597,291
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.39%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$394,597,291 Number of Portfolio Holdings5 Portfolio Turnover Rate13.39% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	35.9%
MoA Core Bond Fund	24.0%
MoA International Fund	16.1%
MoA Intermediate Bond Fund	14.0%
MoA Mid Cap Equity Index Fund	10.0%

Material Fund Change [Text Block]
C000025735
Shareholder Report [Line Items]
Fund Name	MoA Aggressive Allocation Fund
Trading Symbol	MAANX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Aggressive Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Aggressive Allocation Fund	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 16.16%, compared to 17.72% for the Morningstar U.S. Moderately Aggressive Target Allocation Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocation which generally includes 80% in equities and 20% in fixed income.

  In 2025, U.S. equity markets were supported by resilient economic growth, easing inflation pressures, and improving investor confidence, with market leadership broadening beyond mega-cap technology stocks as the year progressed.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Aggressive Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Morningstar U.S. Moderately Aggressive Target Allocation Index
2015	10,000	10,000	10,000	10,000
2016	11,107	11,196	10,265	10,856
2017	12,947	13,640	10,628	12,813
2018	12,036	13,042	10,630	12,105
2019	14,803	17,149	11,556	14,971
2020	16,797	20,304	12,424	17,333
2021	19,867	26,132	12,232	20,046
2022	16,831	21,399	10,641	16,777
2023	19,779	27,025	11,229	20,042
2024	22,394	33,786	11,369	23,079
2025	26,012	39,827	12,199	27,168

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Aggressive Allocation Fund	16.16%	9.14%	10.03%
S&P 500 Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 338,364,604
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.91%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$338,364,604 Number of Portfolio Holdings7 Portfolio Turnover Rate13.91% Investment Advisory Fees Paid$0
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Largest Holdings [Text Block]

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	36.2%
MoA International Fund	21.5%
MoA Mid Cap Equity Index Fund	15.6%
MoA Core Bond Fund	13.8%
MoA Small Cap Growth Fund	4.7%
MoA Small Cap Value Fund	4.3%
MoA Intermediate Bond Fund	3.9%

Material Fund Change [Text Block]
C000025736
Shareholder Report [Line Items]
Fund Name	MoA US Government Money Market Fund
Trading Symbol	MAAXX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA US Government Money Market Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA U.S. Government Money Market Fund	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
AssetsNet	$ 509,426,350
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 784,423
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$509,426,350 Number of Portfolio Holdings24 Portfolio Turnover Rate0.00% Investment Advisory Fees Paid$784,423
Holdings [Text Block]

Maturity Weightings (as % of investments)

Less than one month	29.4%
1-3 Months	47.3%
3-6 Months	23.3%

Material Fund Change [Text Block]
C000025738
Shareholder Report [Line Items]
Fund Name	MoA Intermediate Bond Fund
Trading Symbol	MAMBX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Intermediate Bond Fund	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 6.65%, compared to 6.97% for the Bloomberg U.S. Intermediate Government/Credit Bond Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocations.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view and the potential benefits of including a portfolio of diversified fixed income securities should be considered when reviewing the performance of various fixed income indices.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
2015	10,000	10,000	10,000
2016	10,378	10,265	10,208
2017	10,620	10,628	10,426
2018	10,647	10,630	10,518
2019	11,303	11,556	11,233
2020	11,911	12,424	11,956
2021	11,670	12,232	11,784
2022	10,776	10,641	10,813
2023	11,274	11,229	11,380
2024	11,588	11,369	11,722
2025	12,359	12,199	12,538

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Intermediate Bond Fund	6.65%	0.74%	2.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,060,993,983
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 3,767,217
InvestmentCompanyPortfolioTurnover	66.41%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,060,993,983 Number of Portfolio Holdings191 Portfolio Turnover Rate66.41% Investment Advisory Fees Paid$3,767,217
Holdings [Text Block]

Maturity Weightings (as % of investments)

Less than 1 year	0.8%
1-3 years	28.2%
3-5 years	41.6%
5-10 years	29.4%

Largest Holdings [Text Block]

Credit Rating Table*

AAA	1.5%
AA	53.8%
A	10.5%
BBB	34.0%
BB	0.2%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]

Material Fund Changes

Effective September 8, 2025, the Fund's principal investment strategies were revised to allow the Fund to purchase up to 20% of the Fund's total assets in bonds rated below investment grade.

C000025739
Shareholder Report [Line Items]
Fund Name	MoA Core Bond Fund
Trading Symbol	MABDX
Annual or Semi-Annual Statement [Text Block]	This Annual Shareholder Report contains important information about the MoA Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Core Bond Fund	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform in the past 12 months?

  For the year ended December 31, 2025, the Fund returned 7.58%, compared to 7.30% for the Bloomberg U.S. Aggregate Bond Index.

  Performance was primarily driven by favorable economic and market conditions and the Fund’s strategic allocations.

  Fixed income markets in 2025 were supported by declining short-term interest rates and strong demand for credit, while longer-term yields remained elevated due to lingering inflation and U.S. deficit concerns.

  A long-term view and the potential benefits of including a portfolio of diversified fixed income securities should be considered when reviewing the performance of various fixed income indices.

Performance Past Does Not Indicate Future [Text]	The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table above shows changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains.
Line Graph [Table Text Block]
	MoA Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,437	10,265
2017	10,823	10,628
2018	10,888	10,630
2019	11,718	11,556
2020	12,439	12,424
2021	12,126	12,232
2022	10,583	10,641
2023	11,114	11,229
2024	11,245	11,369
2025	12,097	12,199

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
MoA Core Bond Fund	7.58%	-0.56%	1.92%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,213,315,266
Holdings Count | Holding	561
Advisory Fees Paid, Amount	$ 8,689,776
InvestmentCompanyPortfolioTurnover	34.27%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,213,315,266 Number of Portfolio Holdings561 Portfolio Turnover Rate34.27% Investment Advisory Fees Paid$8,689,776
Holdings [Text Block]

Maturity Weightings (as % of investments)

Less than 1 year	0.7%
1-3 years	6.4%
3-5 years	23.0%
5-10 years	27.1%
More than 10 years	42.8%

Largest Holdings [Text Block]

Credit Rating Table*

AAA	0.1%
AA	57.0%
A	10.9%
BBB	31.7%
BB	0.3%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]

Material Fund Changes

Effective September 8, 2025, the Fund's principal investment strategies were revised to allow the Fund to purchase up to 20% of the Fund's total assets in bonds rated below investment grade.

[1]	Based on operations from September 8, 2025 (commencement of operations) through December 31, 2025. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.
[3]	Based on operations from May 1, 2025 (commencement of operations) through December 31, 2025. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
[4]	Annualized.